Restricted cash (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Restricted Cash
Schedule of restricted cash
(US dollars in thousands)	December 31, 2024	June 30, 2024
Bank guarantee security deposit	210	292

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Bank guarantee security deposit	292	608	1,195